Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Assets
Cash and cash equivalents	$ 1,121,396	$ 1,204,018
Restricted cash	178,951	211,017
Trade receivables	47,935	40,379
Flight equipment held for operating leases, net	35,870,781	35,052,335
Maintenance rights and lease premium, net	809,615	1,113,190
Flight equipment held for sale	336,592	184,129
Net investment in finance and sales-type leases	1,011,549	1,003,286
Prepayments on flight equipment	2,954,478	3,024,520
Other intangibles, net	307,394	328,570
Deferred income tax assets	95,077	138,281
Other assets	1,015,476	909,190
Total Assets	43,749,244	43,208,915
Liabilities and Equity
Accounts payable, accrued expenses and other liabilities	1,032,623	1,009,945
Accrued maintenance liability	2,190,159	2,237,494
Lessee deposit liability	747,790	768,677
Debt	29,486,131	29,507,587
Deferred income tax liabilities	910,336	804,598
Commitments and contingencies
Total Liabilities	34,367,039	34,328,301
Ordinary share capital, €0.01 par value, 350,000,000 ordinary shares authorized as of December 31, 2019 and 2018; 141,847,345 and 151,847,345 ordinary shares issued and 131,583,489 and 142,674,664 ordinary shares outstanding (including 2,354,318 and 2,429,442 shares of unvested restricted stock) as of December 31, 2019 and 2018, respectively	1,754	1,866
Additional paid-in capital	2,209,462	2,712,417
Treasury shares, at cost (10,263,856 and 9,172,681 ordinary shares as of December 31, 2019 and 2018, respectively)	(537,341)	(476,085)
Accumulated other comprehensive loss	(93,587)	(1,824)
Accumulated retained earnings	7,734,609	6,591,674
Total AerCap Holdings N.V. shareholders’ equity	9,314,897	8,828,048
Non-controlling interest	67,308	52,566
Total Equity	9,382,205	8,880,614
Total Liabilities and Equity	43,749,244	43,208,915
Variable Interest Entity, Primary Beneficiary
Assets
Restricted cash	78,187	87,584
Flight equipment held for operating leases, net	2,091,022	2,230,634
Other assets	64,908	82,995
Liabilities and Equity
Accounts payable, accrued expenses and other liabilities	81,335	89,598
Accrued maintenance liability	42,603	44,073
Debt	$ 1,395,022	$ 1,497,144